UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21894

Cohen & Steers Asia Pacific Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

June 8, 2007

To Our Shareholders:

We are pleased to submit to you our report for the six months ended April 30, 2007. The net asset values per share at that date were $14.99, $14.93 and $15.02 for Class A, Class C and Class I shares, respectively.

The total return, including income and change in net asset value, for Cohen & Steers Asia Pacific Realty Shares and the comparative benchmarks were:

Six Months Ended 04/30/07
Cohen & Steers Asia Pacific Realty Shares—Class A	23.51%
Cohen & Steers Asia Pacific Realty Shares—Class C	23.15%
Cohen & Steers Asia Pacific Realty Shares—Class I	23.77%
FTSE EPRA NAREIT Asia Real Estate Index[a]	25.86%
S&P/Citigroup BMI Asia Pacific Property Index[a]	25.29%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

a  The FTSE EPRA NAREIT Asia Real Estate Index is an unmanaged portfolio of approximately 85 constituents from 5 countries in the Asia region. The S&P/Citigroup BMI Asia Pacific Property Index is an unmanaged portfolio of approximately 191 constituents from 5 countries in the Asia Pacific region.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Investment Review

Supported by healthy fundamentals, Asia Pacific real estate securities had strong total returns, outperforming real estate securities in both Europe and North America. Singapore led the way with a total return of 50%,1 reflecting encouraging economic data, tightening property markets, particularly for offices, and in line or better-than-expected company results. Japan (+30% total return) also outperformed, benefiting from optimism that the world's second-largest economy has entered a sustained recovery and clear evidence that property fundamentals, especially in Tokyo, are accelerating. Hong Kong (+21%) benefited from its role as a conduit to business activity in China, with continued strong demand for office space and improving sentiment in the residential market. After a solid start, Australia's market stalled in the first quarter of 2007, amid a surge in local equity issuance; yet the market had a positive April and posted a 14% total return for the period as a whole.

The fund participated in the rally in Asia Pacific real estate securities, although it underperformed its benchmarks. This was primarily due to our overweight in Hong Kong, whose market had solid performance in absolute terms, but trailed the region in the six month period. Considering the strong returns in each country, cash—a byproduct of fund inflows—was also a drag on performance. The fund benefited from good stock selection in Japan, which more than offset the effect of our underweight in Japan. The fund's underweight in Australia was beneficial to relative performance.

Investment Outlook

We believe economic growth in the region is driving demand for space that exceeds supply growth—as a result, occupancies and rents are accelerating in many markets, significantly in Singapore, Hong Kong and Japan. In Singapore, while the market has generally become more fairly priced in the wake of extended outperformance, we believe an office supply shortage will persist over the next few years. In light of this, we have maintained an approximately neutral weight.

If Japan's recovery stays on course, it will benefit a real estate sector that is recovering after a very long period of deflation; we believe Japan's recovery can be sustained for a meaningful period. The major landlords in central Tokyo office buildings should benefit from the low rate of new office supply in an effectively fully occupied Class A office market. We have increased our exposure to Japan on a stock-specific level.

We will likely maintain an underweight in Australia, a market with relatively high valuations. That said, we expect the strong economy to continue to produce employment growth and demand for space, particularly in Sydney, the country's dominant office market.

In Hong Kong, while supply may be on the rise, demand in our view will easily absorb new space. We will continue to have a large allocation to Hong Kong, based on our view of long-term fundamentals combined with compelling valuations; stocks here generally continue to trade at large discounts to underlying net asset values, and several holdings provide exposure to China's economic growth.

1  Country returns are in local currencies, as measured by the FTSE EPRA NAREIT Asia Real Estate Index.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	DEREK CHEUNG

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering REIT, utility and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Return for the Period Ending April 30, 2007a

	Class A Shares	Class C Shares	Class I Shares
Since Inception[d] (with sales charge)	27.53%[b]	31.93%[c]	—
Since Inception[d] (without sales charge)	33.54%	32.93%	33.92%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Fund performance during certain periods reflects strong market performance and/or strong performance of stocks held during those periods. This performance may not be repeated. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Through December 31, 2007, the fund's advisor has contractually agreed to waive certain fees and/or reimburse the fund for expenses. Absent such arrangements, returns would have been lower.

a  The fund's performance assumes the reinvestment of all dividends and distributions. For more information, including charges and expenses, please read the prospectus carefully before you invest.

b  Reflects a 4.50% front-end sales charge.

c  Reflects a contingent deferred sales charge of 1%.

d  Inception date of July 31, 2006.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/06—04/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006– April 30, 2007
Class A
Actual (23.51% return)	$1,000.00	$1,235.10	$9.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00
Class C
Actual (23.15% return)	$1,000.00	$1,231.50	$13.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.65	$12.23
Class I
Actual (23.77% return)	$1,000.00	$1,237.70	$8.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.25

*  Expenses are equal to the fund's Class A, Class C and Class I annualized expense ratio of 1.80%, 2.45% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 2.00%, 2.65% and 1.66%, respectively.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

APRIL 30, 2007

Top Ten Long-Term Holdings
(Unaudited)

Security	Market Value	% of Net Assets
Mitsubishi Estate Co., Ltd.	$28,724,728	10.4%
Mitsui Fudosan Co., Ltd.	26,620,906	9.7
Westfield Group	16,760,019	6.1
Hongkong Land Holdings Ltd.	15,760,872	5.7
Henderson Land Development Company Ltd.	14,617,430	5.3
GPT Group	11,233,225	4.1
Sun Hung Kai Properties Ltd.	8,003,822	2.9
CapitaLand Ltd.	6,803,413	2.5
Hysan Development Company Ltd.	6,604,863	2.4
ING Office Fund	6,197,680	2.3

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

April 30, 2007 (Unaudited)

		Number of Shares	Value
COMMON STOCK	96.9%
AUSTRALIA	22.4%
DIVERSIFIED	6.8%
DB RREEF Trust		1,006,454	$1,498,157
GPT Group		2,742,679	11,233,225
Stockland		838,088	5,967,531
			18,698,913
INDUSTRIAL	1.9%
ING Industrial Fund		748,703	1,512,089
Macquarie Goodman Group		639,074	3,748,304
			5,260,393
MALLS	6.1%
Westfield Group		967,984	16,760,019
OFFICE	3.6%
ING Office Fund		4,529,474	6,197,680
Tishman Speyer Office Fund		1,755,474	3,866,208
			10,063,888
SHOPPING CENTER	4.0%
CFS Gandel Retail Trust		569,773	1,089,585
Macquarie CountryWide Trust		3,058,303	5,409,243
Macquarie DDR Trust		4,264,707	4,427,142
			10,925,970
TOTAL AUSTRALIA			61,709,183
HONG KONG	31.7%
DIVERSIFIED	22.3%
Cheung Kong Holdings Ltd.		109,000	1,417,655
Chinese Estates Holdings Ltd.		3,917,450	5,424,221
Great Eagle Holdings Ltd.		1,490,536	5,457,624
Hang Lung Properties Ltd.		751,000	2,229,475
Henderson Land Development Company Ltd.		2,446,128	14,617,430
Hysan Development Company Ltd.		2,492,481	6,604,863
Kerry Properties Ltd.		1,211,340	6,052,424

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2007 (Unaudited)

		Number of Shares	Value
Shanghai Real Estates Ltd.		16,073,321	$4,724,756
Sun Hung Kai Properties Ltd.		688,038	8,003,822
Tai Cheung Holdings Ltd.		3,958,000	2,759,401
Wharf Holdings Ltd.		1,121,400	4,127,814
			61,419,485
HOTEL	1.6%
Shangri-La Asia Ltd.		1,805,618	4,415,322
OFFICE	5.7%
Hongkong Land Holdings Ltd. (USD)		3,386,700	15,760,872
REAL ESTATE OPERATIONS/DEVELOPMENT	1.3%
Country Garden Holdings Co.[a]		4,000,000	3,605,032
SHOPPING CENTER	0.8%
Link REIT		935,759	2,129,960
TOTAL HONG KONG			87,330,671
JAPAN	34.4%
DIVERSIFIED	4.9%
Advance Residence Investment		291	1,425,994
eASSET Investment Corp.		254	1,438,512
Kenedix Realty Investment Corp.		792	5,942,494
Sumitomo Realty & Development Co., Ltd.		126,000	4,650,790
			13,457,790
OFFICE	24.2%
Daibiru Corp.		157,300	2,337,182
Mitsubishi Estate Co., Ltd.		926,500	28,724,728
Mitsui Fudosan Co., Ltd.		912,000	26,620,906
Mori Hills REIT Investment Corp.		193	2,067,540
Nomura Real Estate Office Fund		104	1,290,553
NTT Urban Development Corp.		1,596	3,790,741
Premier Investment Co.		216	1,797,020
			66,628,670

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2007 (Unaudited)

		Number of Shares	Value
RESIDENTIAL—APARTMENT	2.9%
Japan Single-residence REIT		1,146	$4,785,375
New City Residence Investment Corp.		541	3,069,943
			7,855,318
SHOPPING CENTER	2.4%
AEON Mall Co., Ltd.		137,500	4,601,721
Japan Retail Fund Investment Corp.		199	2,003,046
			6,604,767
TOTAL JAPAN			94,546,545
NEW ZEALAND	1.0%
OFFICE
AMP NZ Office Trust		2,764,002	2,740,079
SINGAPORE	7.4%
DIVERSIFIED	4.8%
CapitaLand Ltd.		1,230,000	6,803,413
Keppel Land Ltd.		711,000	4,105,714
Singapore Land Ltd.		322,000	2,204,610
			13,113,737
OFFICE	2.6%
CapitaCommercial Trust		2,555,000	4,715,458
K-REIT Asia		1,331,000	2,608,580
			7,324,038
TOTAL SINGAPORE			20,437,775
TOTAL COMMON STOCK[b] (Identified cost—$235,105,576)			266,764,253

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2007 (Unaudited)

		Principal Amount	Value
COMMERCIAL PAPER	3.1%
San Paolo U.S. Finance Co., 4.15%, due 5/1/07 (Identified cost—$8,404,000)		$8,404,000	$8,404,000
TOTAL INVESTMENTS (Identified cost—$243,509,576)	100.0%		275,168,253
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0%		5,960
NET ASSETS	100.0%		$275,174,213

Glossary of Portfolio Abbreviations

REIT  Real Estate Investment Trust

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

a Non-income producing security.

b All securities except Stockland, Country Garden Holdings Co. and Mori Mills REIT Investment Corp. have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$243,509,576)	$275,168,253
Foreign currency at value (Identified cost—$688,510)	690,126
Receivable for fund shares sold	4,786,051
Dividends receivable	723,458
Receivable for investments sold	130,483
Deferred offering costs	30,653
Other assets	856
Total Assets	281,529,880
LIABILITIES:
Payable for investment securities purchased	5,643,903
Payable for fund shares redeemed	351,381
Payable for investment advisory fee	128,732
Payable for administration fee	20,950
Payable for distribution fees	10,053
Payable for directors' fees	4,066
Payable for shareholder servicing fees	3,674
Other liabilities	192,908
Total Liabilities	6,355,667
NET ASSETS	$275,174,213
NET ASSESTS consist of:
Paid-in-capital	$240,938,061
Dividends in excess of net investment income	(1,216,709)
Accumulated undistributed net realized gain	3,795,118
Net unrealized appreciation	31,657,743
$275,174,213

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

April 30, 2007 (Unaudited)

CLASS A SHARES:
NET ASSETS	$179,181,307
Shares issued and outstanding ($0.001 par value common stock outstanding)	11,953,138
Net asset value and redemption price per share	$14.99
Maximum offering price per share ($14.99 ÷ 0.955)[a]	$15.70
CLASS C SHARES:
NET ASSETS	$63,692,248
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,267,076
Net asset value and offering price per share[b]	$14.93
CLASS I SHARES:
NET ASSETS	$32,300,658
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,150,520
Net asset value, offering, and redemption price per share	$15.02

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

Investment Income:
Dividend income (net of $259,663 of foreign withholding tax)	$2,131,155
Interest income	71,217
Total Income	2,202,372
Expenses:
Investment advisory fees	854,287
Distribution fees—Class A	146,861
Distribution fees—Class C	132,205
Custodian fees and expenses	170,191
Administration fees	115,864
Shareholder servicing fees—Class A	58,744
Shareholder servicing fees—Class C	44,068
Offering costs	60,972
Professional fees	59,404
Shareholders reporting expenses	47,841
Transfer agent fees	37,024
Registration and filing fees	31,207
Directors' fees and expenses	28,393
Line of credit fees	110
Miscellaneous	5,883
Total Expenses	1,793,054
Reduction of Expenses	(172,491)
Net Expenses	1,620,563
Net Investment Income	581,809
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	4,105,071
Foreign currency transactions	(275,801)
Net realized gain	3,829,270
Net change in unrealized appreciation on:
Investments	28,419,523
Foreign currency translations	19,005
Net change in unrealized appreciation	28,438,528
Total net realized and unrealized gain on investments	32,267,798
Net Increase in Net Assets Resulting from Operations	$32,849,607

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2007	For the Period July 31, 2006[a] through October 31, 2006
Change in Net Assets:
From Operations:
Net investment income	$581,809	$384,977
Net realized gain	3,829,270	351,661
Net change in unrealized appreciation	28,438,528	3,219,215
Net increase in net assets resulting from operations	32,849,607	3,955,853
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,616,082)	—
Class C	(383,537)	—
Class I	(221,323)	—
Net realized gain on investments:
Class A	(289,313)	—
Class C	(71,154)	—
Class I	(37,653)	—
Total dividends and distributions to shareholders	(2,619,062)	—
Capital Stock Transactions:
Increase in net assets from fund share transactions	159,611,442	81,276,098
Total increase in net assets	189,841,987	85,231,951
Net Assets:
Beginning of period	85,332,226	100,275
End of period[b]	$275,174,213	$85,332,226

a  Commencement of operations.

b  Includes dividends in excess of net investment income and undistributed net investment income of $1,216,709 and $422,424, respectively.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended April 30, 2007	For the Period July 31, 2006[a] through October 31, 2006
Net asset value, beginning of period	$12.39	$11.46
Income from investment operations:
Net investment income	0.05 [b]	0.06 [c]
Net realized and unrealized gain on investments	2.82	0.87
Total from investment operations	2.87	0.93
Less dividends and distributions to shareholders from:
Net investment income	(0.23)	—
Net realized gain on investments	(0.04)	—
Total dividends and distributions to shareholders	(0.27)	—
Redemption fees retained by the fund	0.00 [d]	—
Net increase in net asset value	2.60	0.93
Net asset value, end of period	$14.99	$12.39
Total investment return[e,f]	23.51%	8.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$179.2	$66.3
Ratio of expenses to average daily net assets (before expense reduction)[g]	2.00%	3.00%
Ratio of expenses to average daily net assets (net of expense reduction)[g]	1.80%	1.80%
Ratio of net investment income to average daily net assets (before expense reduction)[g]	0.56%	2.47%
Ratio of net investment income to average daily net assets (net of expense reduction)[g]	0.76%	3.22%
Portfolio turnover rate[f]	36%	3%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  49.6% of total net investment income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Less than $0.005 per share.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS—(Unaudited)(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended April 30, 2007	For the Period July 31, 2006[a] through October 31, 2006
Net asset value, beginning of period	$12.37	$11.46
Income from investment operations:
Net investment income	0.01 [b]	0.03 [c]
Net realized and unrealized gain on investments	2.81	0.88
Total from investment operations	2.82	0.91
Less dividends and distributions to shareholders from:
Net investment income	(0.22)	—
Net realized gain on investments	(0.04)	—
Total dividends and distributions to shareholders	(0.26)	—
Redemption fees retained by the fund	0.00 [d]	—
Net increase in net asset value	2.56	0.91
Net asset value, end of period	$14.93	$12.37
Total investment return[e,f]	23.15%	7.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$63.7	$12.2
Ratio of expenses to average daily net assets (before expense reduction)[g]	2.65%	3.52%
Ratio of expenses to average daily net assets (net of expense reduction)[g]	2.45%	2.45%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)[g]	(0.04)%	2.49%
Ratio of net investment income to average daily net assets (net of expense reduction)[g]	0.17%	3.10%
Portfolio turnover rate[f]	36%	3%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  49.6% of total net investment income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Less than $0.005 per share.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS—(Unaudited)(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended April 30, 2007	For the Period July 31, 2006[a] through October 31, 2006
Net asset value, beginning of period	$12.40	$11.46
Income from investment operations:
Net investment income	0.08 [b]	0.07 [c]
Net realized and unrealized gain on investments	2.82	0.87
Total from investment operations	2.90	0.94
Less dividends and distributions to shareholders from:
Net investment income	(0.24)	—
Net realized gain on investments	(0.04)	—
Total dividends and distributions to shareholders	(0.28)	—
Redemption fees retained by the fund	0.00 [d]	—
Net increase in net asset value	2.62	0.94
Net asset value, end of period	$15.02	$12.40
Total investment return[e]	23.77%	8.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32.3	$6.8
Ratio of expenses to average daily net assets (before expense reduction)[f]	1.66%	2.85%
Ratio of expenses to average daily net assets (net of expense reduction)[f]	1.45%	1.45%
Ratio of net investment income to average daily net assets (before expense reduction)[f]	0.96%	2.39%
Ratio of net investment income to average daily net assets (net of expense reduction)[f]	1.17%	3.33%
Portfolio turnover rate[e]	36%	3%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  49.6% of total net investment income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Less than $0.005 per share.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Asia Pacific Realty Shares, Inc. (the fund) was incorporated under the laws of the State of Maryland on April 24, 2006 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is total return. The fund had no operations until June 15, 2006 when it sold 100 shares each of Class A and C, and 8,550 shares of Class I for $100,275 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on July 31, 2006. The authorized shares of the fund are divided into three classes designated Class A, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited)(Continued)

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund's Board of Directors.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation and Forward Foreign Currency Contracts: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited)(Continued)

assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

Federal Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited)(Continued)

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an advisory agreement (the advisory agreement), the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a monthly fee, accrued daily and paid monthly, at the annual rate of 1.0% of the average daily net assets of the fund.

For the six months ended April 30, 2007 and through December 31, 2007, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's annual operating expenses at 1.80% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares.

Under a subadvisory agreement between the advisor and Cohen & Steers Asia Limited (the subadvisor), a wholly owned subsidiary of the advisor, the subadvisor provides investment research and advice on Asia Pacific real estate companies and may provide advisory services to the fund. For its services provided under the subadvisory agreement, the advisor (not the fund) pays the subadvisor a monthly fee at the annual rate of 0.50% of the average daily net assets of the fund. For the six months ended April 30, 2007, the advisor paid the subadvisor $427,144.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.10% of the fund's average daily net assets. For the six months ended April 30, 2007, the fund paid the advisor $85,429 in fees under this administration agreement. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the fund will pay the distributor a fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

For the six months ended April 30, 2007, the fund has been advised that the distributor received $143,325 in sales commissions from the sale of Class A shares and that the distributor also received $18,541 of contingent deferred sales charges relating to redemptions of Class C shares. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class C shares, including payments to dealers and other financial intermediaries for selling Class C shares and interest and other financing costs associated with Class C shares.

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited)(Continued)

For these services, the fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $911 from the fund for the six months ended April 30, 2007.

Offering Costs: The advisor incurred offering costs on behalf of the fund in the amount of $122,953, which was reimbursed by the fund net of any operating expense waivers. Such expenses were deferred and are being amortized over a one year period from the commencement of operations.

Investments by Affiliates: At April 30, 2007, the advisor owned 271,388 shares of Class I, or 1.5% of the fund.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2007 totaled $213,175,860 and $61,605,389, respectively.

Note 4. Income Tax Information

As of April 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$31,744,015
Gross unrealized depreciation	85,338
Net unrealized appreciation	$31,658,677
Cost for federal income tax purposes	$243,509,576

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited)(Continued)

Note 5. Capital Stock

The fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

	For the Six Months Ended April 30, 2007		For the Period July 31, 2006[a] through October 31, 2006
	Shares	Amount	Shares	Amount
Class A:
Sold	6,967,857	$97,056,084	5,349,521	$63,012,953
Issued as reinvestment of dividends and distributions	113,887	1,471,422	—	—
Redeemed	(476,009)	(6,818,075)	(2,218)	(26,763)
Redemption fees retained by the fund[b]	—	32,630	—	—
Net increase	6,605,735	$91,742,061	5,347,303	$62,986,190
Class C:
Sold	3,556,639	$49,542,313	988,877	$11,920,658
Issued as reinvestment of dividends and distributions	10,774	138,881	—	—
Redeemed	(289,138)	(4,135,178)	(176)	(2,057)
Redemption fees retained by the fund[b]	—	10,933	—	—
Net increase	3,278,275	$45,556,949	988,701	$11,918,601

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited)(Continued)

	For the Six Months Ended April 30, 2007		For the Period July 31, 2006[a] through October 31, 2006
	Shares	Amount	Shares	Amount
Class I:
Sold	1,709,331	$23,867,330	542,412	$6,371,331
Issued as reinvestment of dividends and distributions	11,928	154,228	—	—
Redeemed	(121,699)	(1,714,560)	(2)	(24)
Redemption fees retained by the fund[b]	—	5,434	—	—
Net increase	1,599,560	$22,312,432	542,410	$6,371,307

a  Commencement of operations

b  The fund may charge a 1% redemption fee on shares sold within six months of the time of purchase.

Note 6. Borrowings

The fund, in conjunction with other Cohen & Steers funds, is a party to a $150,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2007. The fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended April 30, 2007, the fund did not utilize the line of credit.

Note 7. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS—(Unaudited)(Continued)

Note 8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The fund will adopt FIN 48 no later than April 30, 2008 and the impact to the fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking high current income, investing primarily in REITs

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking maximum total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY FOCUS FUND

  •  Designed for investors seeking maximum capital appreciation, investing in a limited number of REITs and other real estate securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
UTILITY FUND

  •  Designed for investors seeking maximum total return, investing primarily in utilities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

James S. Corl
Vice president

Derek Cheung
Vice president

John E. McLean
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadvisor

Cohen & Steers Asia Limited
12/F Citibank Tower, Citibank Plaza
No.3 Garden Road
Central, Hong Kong

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—APFAX
C—APFCX
I—APFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Asia Pacific Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

ASIA PACIFIC REALTY SHARES

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

APRIL 30, 2007

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
Name:	James Giallanza
Title:	Treasurer
(principal financial officer)

Date: June 25, 2007